Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers	€ 280	€ 412
Other taxes including social security premiums	190	253
Other current liabilities	116	119
Other current non-financial liabilities	€ 587	€ 785